OTHER INCOME/(EXPENSES), NET (Schedule Of Other Nonoperating Income/Expense) (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Guarantee income	¥ 11,007,586	¥ 17,438,596
Donations	(12,477,053)	(996,752)
Total	¥ (1,469,467)	¥ 16,441,844
Minimum [Member]
liability term	1 year
Maximum [Member]
liability term	16 years